Other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Other current assets
Schedule of other current assets

	December 31,	December 31,
	2020	2019
Other financial assets	64,930	13,968
Receivables	68,373	118,028
Prepayments	498,382	720,063
Deferred costs	162,839	—
Total other current assets	794,524	852,059